Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 25
Due from 1 to 5 years, amortized cost	90
Due from 5 to 10 years, amortized cost	736
Total, amortized cost, before allowance for credit losses	851		SFr 1,013
Due within 1 year, fair value	25
Due from 1 to 5 years, fair value	83
Due from 5 to 10 years, fair value	631
Total, fair value	SFr 739	SFr 809	1,005
Due within 1 year, average yield (as a percent)	0.67%
Due from 1 to 5 years, average yield (as a percent)	(0.02%)
Due from 5 to 10 years, average yield (as a percent)	0.05%
Total, average yield (as a percent)	0.06%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 23
Due from 1 to 5 years, amortized cost	90
Due from 5 to 10 years, amortized cost	736
Total, amortized cost, before allowance for credit losses	849		1,011
Due within 1 year, fair value	23
Due from 1 to 5 years, fair value	83
Due from 5 to 10 years, fair value	631
Total, fair value	SFr 737		SFr 1,003
Due within 1 year, average yield (as a percent)	0.43%
Due from 1 to 5 years, average yield (as a percent)	(0.02%)
Due from 5 to 10 years, average yield (as a percent)	0.05%
Total, average yield (as a percent)	0.05%